Share-based Payments - Summary of Share-based Payment Expense (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based payments – equity and cash-settled (note 25)	£ 123	£ 117	£ 84
LTIP, Cash-settled
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based payments – equity and cash-settled (note 25)		3	6
DSBS, Cash-settled
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based payments – equity and cash-settled (note 25)	2	9	7
Cash-settled
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based payments – equity and cash-settled (note 25)	2	12	13
Equity Settled Long Term Incentive Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based payments – equity and cash-settled (note 25)	70	56	25
DSBS, Equity-settled
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based payments – equity and cash-settled (note 25)	44	42	40
Other schemes, Equity-settled
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based payments – equity and cash-settled (note 25)	7	7	6
Equity-settled
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based payments – equity and cash-settled (note 25)	£ 121	£ 105	£ 71